Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000215155 | China Resources Mixc Lifestyle Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215155 | Will Semiconductor Shanghai
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215155 | Guming Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215155 | CRRC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215155 | Yankershop Food
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215155 | Tencent Music Entertainment Group
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215155 | China Tower
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215155 | Hongfa Technology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215155 | Ninebot
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215155 | KE Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215155 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000215155 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000215155 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000215155 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000215155 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000215155 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000215155 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215155 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215155 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215155 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215156 | China Resources Mixc Lifestyle Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215156 | Will Semiconductor Shanghai
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215156 | Guming Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215156 | CRRC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215156 | Yankershop Food
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215156 | Tencent Music Entertainment Group
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215156 | China Tower
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215156 | Hongfa Technology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215156 | Ninebot
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215156 | KE Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215156 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000215156 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000215156 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000215156 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000215156 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000215156 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000215156 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215156 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215156 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215156 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%